OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES (Note 15)
OPERATING EXPENSES

Operating expenditures by nature, which map to the Company’s functional operating expense categories presented in the consolidated statements of net loss and comprehensive income (loss), are as follows:

For the year ended December 31, 2020
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$ 232	$ 166	$ 34	$ 3	$ 435
Consultants	164	71	10	-	245
Depreciation (non-cash)	146	159	-	-	305
Directors fees	288	-	-	-	288
Investor relations and marketing communications	3	3	579	22	607
Professional fees	934	1	-	-	934
Salaries	1,121	236	287	269	1,913
Share-based payments (non-cash) (Note 13(h))	500	148	144	166	958
Transfer agent and filing fees	163	-	41	-	204
Travel and accommodation	22	28	16	8	74
Operating expenses total	$ 3,573	$ 812	$ 1,111	$ 468	$ 5,964
Impairment of non-current assets (non-cash) (Note 4)					24,870
Loss from operational activities					$ 30,834

For the year ended December 31, 2019
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$ 424	$ 176	$ 21	$ 2	$ 623
Consultants	108	211	29	-	348
Depreciation (non-cash)	14	157	-	-	171
Directors fees	277	-	-	-	277
Investor relations and marketing communications	1	8	592	-	601
Professional fees	614	5	-	-	619
Salaries	899	329	175	179	1,582
Share-based payments (non-cash) (Note 13(h))	824	143	325	304	1,596
Transfer agent and filing fees	193	-	1	-	194
Travel and accommodation	60	95	34	32	221
Operating expenses total	$ 3,414	$ 1,124	$ 1,177	$ 517	$ 6,232
Impairment of non-current assets (non-cash) (Note 8)					341
Loss from operational activities					$ 6,573